[Chapman and Cutler LLP Letterhead]

November 4, 2022

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Calamos ETF Trust
(Registration Nos. 333-191151 and 811-22887)

To Whom It May Concern:

On behalf of the Calamos ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 6 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A (the “Amendment”) for the purpose of registering shares of Calamos Antetokounmpo Global Sustainable Equities ETF under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure